Trade and other payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 1,901,220	$ 2,999,512
VAT payable	12,684	61,464
Accrued expenses	1,848,577	1,754,583
Total	$ 3,762,481	$ 4,815,559